Note 6 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2025	2024
Weighted average risk-free interest rates	4.5%	3.8%
Expected dividend yield	0.0%	0.0%
Expected life of option (in years)	7.0	7.0
Expected volatility	179.3%	204.2%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2025	2024
Stock options:
Research and development	$513,867	$222,202
General and administrative	597,120	252,275
Total stock option expense	1,110,987	474,477
Stock awards:
General and administrative	4,167	54,167
Total stock-based compensation expense	$1,115,154	$528,644